Consolidated Condensed Schedule of Investments (USD $)	Dec. 31, 2012		Dec. 31, 2011
U.S. Treasury Bills in brokers' trading accounts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			8.35%	[1]
Investments Owned, Face Value			$ 66,750,000	[1]
Investments Owned, Rate of Return Range Minimum			0.10%	[1]
Investments Owned, Rate of Return Range Maximum			0.30%	[1]
Investments Owned, cost			66,603,904	[1]
Investments Owned, Fair Value			66,744,630	[1]
Open long contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,472,814	[2]	(26,270,176)	[3]
Percent of Partners' Capital (net asset value)	0.55%	[2]	(3.29%)	[3]
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,657,572	[2]	(26,421,264)	[3]
Percent of Partners' Capital (net asset value)	0.42%	[2]	(3.31%)	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(668,620)	[2]	2,774,949	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(804,167)	[2]	585,674	[3]
Percent of Partners' Capital (net asset value)	(0.13%)	[2]	0.07%	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	484,754	[2]	1,033,683	[3]
Percent of Partners' Capital (net asset value)	0.07%	[2]	0.13%	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	202,322	[2]	(66,017)	[3]
Percent of Partners' Capital (net asset value)	0.03%	[2]	(0.01%)	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(288,575)	[2]	1,516,424	[3]
Percent of Partners' Capital (net asset value)	(0.05%)	[2]	0.19%	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(45,249)	[2]	(77,043)	[3]
Percent of Partners' Capital (net asset value)	(0.01%)	[2]	(0.01%)	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(131,884)	[2]	(556,221)	[3]
Percent of Partners' Capital (net asset value)	(0.02%)	[2]	(0.07%)	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(53,248)	[2]	(23,739)	[3]
Percent of Partners' Capital (net asset value)	(0.01%)	[2]	0.00%	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(32,573)	[2]	362,188	[3]
Percent of Partners' Capital (net asset value)	(0.01%)	[2]	0.05%	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,326,192	[2]	(29,196,213)	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	938	[2]	49,468	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.01%	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	266,288	[2]	(43,296)	[3]
Percent of Partners' Capital (net asset value)	0.04%	[2]	0.00%	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,449,503	[2]	3,769,880	[3]
Percent of Partners' Capital (net asset value)	0.23%	[2]	0.47%	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	367,534	[2]
Percent of Partners' Capital (net asset value)	0.06%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Copper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(11,127,466)	[3]
Percent of Partners' Capital (net asset value)			(1.39%)	[3]
Investments Owned, No. of Contracts			464	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Aluminum
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(21,274,187)	[3]
Percent of Partners' Capital (net asset value)			(2.66%)	[3]
Investments Owned, No. of Contracts			2,355	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Other Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(753,673)	[3]
Percent of Partners' Capital (net asset value)			(0.09%)	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(709)	[2]	(29,165)	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,242,638	[2]	212,226	[3]
Percent of Partners' Capital (net asset value)	0.19%	[2]	0.03%	[3]
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	804,604	[2]	147,817	[3]
Percent of Partners' Capital (net asset value)	0.13%	[2]	0.02%	[3]
Open long contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	10,638	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]
Open long contracts | Options on Futures and Forward Contracts | U.S. stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			3,271	[3]
Percent of Partners' Capital (net asset value)			0.00%	[3]
Open short contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	208,405	[2]	34,295,299	[3]
Percent of Partners' Capital (net asset value)	0.03%	[2]	4.29%	[3]
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(431,836)	[2]	31,988,341	[3]
Percent of Partners' Capital (net asset value)	(0.07%)	[2]	4.00%	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,857,771	[2]	2,654,098	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	958,379	[2]	(1,895,802)	[3]
Percent of Partners' Capital (net asset value)	0.15%	[2]	(0.24%)	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,401,456	[2]	1,954,273	[3]
Percent of Partners' Capital (net asset value)	0.38%	[2]	0.24%	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	87,791	[2]	2,482,748	[3]
Percent of Partners' Capital (net asset value)	0.02%	[2]	0.31%	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(585,295)	[2]	(762,104)	[3]
Percent of Partners' Capital (net asset value)	(0.09%)	[2]	(0.10%)	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(16,937)	[2]	(19,996)	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(103,513)	[2]	272,588	[3]
Percent of Partners' Capital (net asset value)	(0.02%)	[2]	0.03%	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	457,114	[2]	654,538	[3]
Percent of Partners' Capital (net asset value)	0.07%	[2]	0.08%	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(341,224)	[2]	(32,147)	[3]
Percent of Partners' Capital (net asset value)	(0.05%)	[2]	0.00%	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(3,289,607)	[2]	29,334,243	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,031	[2]	(2,768)	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	71,740	[2]	190,332	[3]
Percent of Partners' Capital (net asset value)	0.01%	[2]	0.02%	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,028	[2]	(167,601)	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	(0.02%)	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,657,731)	[2]
Percent of Partners' Capital (net asset value)	(0.42%)	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Copper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			8,698,821	[3]
Percent of Partners' Capital (net asset value)			1.09%	[3]
Investments Owned, No. of Contracts			499	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Aluminum
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			19,699,975	[3]
Percent of Partners' Capital (net asset value)			2.46%	[3]
Investments Owned, No. of Contracts			2,624	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Other Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			743,163	[3]
Percent of Partners' Capital (net asset value)			0.09%	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,911	[2]	70,401	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.01%	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(723,586)	[2]	101,920	[3]
Percent of Partners' Capital (net asset value)	(0.11%)	[2]	0.01%	[3]
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	640,241	[2]	2,314,511	[3]
Percent of Partners' Capital (net asset value)	0.10%	[2]	0.29%	[3]
Open short contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	0.00%	[2]
Open short contracts | Options on Futures and Forward Contracts | U.S. stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(7,553)	[3]
Percent of Partners' Capital (net asset value)			0.00%	[3]
Open contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,681,219	[2]	8,025,123	[3]
Percent of Partners' Capital (net asset value)	0.58%	[2]	1.00%	[3]
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,225,736	[2]	5,567,077	[3]
Percent of Partners' Capital (net asset value)	0.35%	[2]	0.69%	[3]
Open contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,189,151	[2]	5,429,047	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	154,212	[2]	(1,310,128)	[3]
Percent of Partners' Capital (net asset value)	0.02%	[2]	(0.17%)	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,886,210	[2]	2,987,956	[3]
Percent of Partners' Capital (net asset value)	0.45%	[2]	0.37%	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	290,113	[2]	2,416,731	[3]
Percent of Partners' Capital (net asset value)	0.05%	[2]	0.30%	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(873,870)	[2]	754,320	[3]
Percent of Partners' Capital (net asset value)	(0.14%)	[2]	0.09%	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(62,186)	[2]	(97,039)	[3]
Percent of Partners' Capital (net asset value)	(0.01%)	[2]	(0.01%)	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(235,397)	[2]	(283,633)	[3]
Percent of Partners' Capital (net asset value)	(0.04%)	[2]	(0.04%)	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	403,866	[2]	630,799	[3]
Percent of Partners' Capital (net asset value)	0.06%	[2]	0.08%	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(373,797)	[2]	330,041	[3]
Percent of Partners' Capital (net asset value)	(0.06%)	[2]	0.04%	[3]
Open contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	36,585	[2]	138,030	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,969	[2]	46,700	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.01%	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	338,028	[2]	147,036	[3]
Percent of Partners' Capital (net asset value)	0.05%	[2]	0.02%	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,452,531	[2]	3,602,279	[3]
Percent of Partners' Capital (net asset value)	0.23%	[2]	0.45%	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,290,197)	[2]
Percent of Partners' Capital (net asset value)	(0.36%)	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Copper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(2,428,645)	[3]
Percent of Partners' Capital (net asset value)			(0.30%)	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Aluminum
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(1,574,212)	[3]
Percent of Partners' Capital (net asset value)			(0.20%)	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Other Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(10,510)	[3]
Percent of Partners' Capital (net asset value)			0.00%	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,202	[2]	41,236	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.01%	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	519,052	[2]	314,146	[3]
Percent of Partners' Capital (net asset value)	0.08%	[2]	0.04%	[3]
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,444,845	[2]	2,462,328	[3]
Percent of Partners' Capital (net asset value)	0.23%	[2]	0.31%	[3]
Open contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	10,638	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]
Open contracts | Options on Futures and Forward Contracts | U.S. stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(4,282)	[3]
Percent of Partners' Capital (net asset value)			0.00%	[3]
Securities owned
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	56.33%		58.18%
Investments Owned, Fair Value	358,679,830		464,744,436
Securities owned | U.S. Bank deposits
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			5.14%
Investments Owned, cost			40,999,662
Investments Owned, Fair Value			41,037,669
Securities owned | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	4.05%		3.92%
Investments Owned, cost	25,763,509		31,266,369
Investments Owned, Fair Value	25,782,069		31,279,645
Securities owned | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	41.82%		46.12%
Investments Owned, cost	266,171,482		368,310,141
Investments Owned, Fair Value	266,282,515		368,449,795
Securities owned | U.S. Certificates of deposit | U.S. Bank deposits
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			5.14%
Investments Owned, Face Value			41,000,000
Investments Owned, Rate of Return Range Minimum			0.40%
Investments Owned, Rate of Return Range Maximum			0.50%
Investments Owned, cost			40,999,662
Investments Owned, Fair Value			41,037,669
Securities owned | U.S. Commercial paper | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			3.92%
Investments Owned, Face Value			31,300,000
Investments Owned, Rate of Return Range Minimum			0.20%
Investments Owned, Rate of Return Range Maximum			0.50%
Investments Owned, cost			31,266,369
Investments Owned, Fair Value			31,279,645
Securities owned | Federal Home Loan Bank | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	7.31%		8.45%
Investments Owned, Face Value	46,500,000		67,500,000
Investments Owned, Rate of Return Range Minimum	0.20%		0.20%
Investments Owned, Rate of Return Range Maximum	0.30%		0.90%
Investments Owned, Fair Value	46,514,106		67,539,449
Securities owned | Federal Farm Credit Bank | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	32.62%		34.54%
Investments Owned, Face Value	207,700,000		275,875,000
Investments Owned, Rate of Return Range Minimum	0.20%		0.20%
Investments Owned, Rate of Return Range Maximum	0.40%		1.60%
Investments Owned, Fair Value	207,717,382		275,919,554
Securities owned | Federal National Mortgage Association | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			3.13%
Investments Owned, Face Value			25,000,000
Investments Owned, Rate of Return			0.20%
Investments Owned, Fair Value			24,990,792
Securities owned | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	1.89%
Investments Owned, Face Value	12,000,000
Investments Owned, Rate of Return	0.90%
Investments Owned, Fair Value	12,051,027
Securities owned | U.S. Treasury Bills
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	1.57%		3.00%
Investments Owned, Face Value	10,000,000		24,000,000
Investments Owned, Rate of Return	0.20%		0.20%
Investments Owned, cost	9,981,800		23,953,893
Investments Owned, Fair Value	9,985,550		23,977,327
Securities owned | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	8.89%
Investments Owned, Face Value	53,066,000
Investments Owned, Rate of Return Range Minimum	0.70%
Investments Owned, Rate of Return Range Maximum	1.50%
Investments Owned, cost	56,488,948
Investments Owned, Fair Value	56,629,696
Securities owned | Other | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	1.11%
Investments Owned, Face Value	7,100,000
Investments Owned, Rate of Return Range Minimum	0.40%	[4]
Investments Owned, Rate of Return Range Maximum	0.60%	[4]
Investments Owned, Fair Value	7,091,265
Securities owned | Dell Inc | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	1.57%
Investments Owned, Face Value	10,000,000
Investments Owned, Rate of Return	0.30%
Investments Owned, Fair Value	9,994,400
Securities owned | Coca-Cola Bottling Co Consolidated | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	1.37%
Investments Owned, Face Value	8,700,000
Investments Owned, Rate of Return	0.20%
Investments Owned, Fair Value	$ 8,696,404

[1]	Pledged as collateral for the trading of futures, forward and options on futures contracts.
[2]	No individual futures, forward, and options on futures and forward contract position constituted greater than 1 percent of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.
[3]	No individual futures, forward, and options on futures and forward contract position, other than those presented, constituted greater than 1 percent of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.
[4]	No individual position constituted greater than 1 percent of partners' capital (net asset value)